Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 23, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents		$ 465	$ 783	$ 2,979	$ 4,122		$ 647	$ 2,200
Prepayments and other assets		402	404		725
Total current assets		5,040	4,184		6,028
NON-CURRENT ASSETS:
Restricted cash		4,858	4,857		4,357
Total assets		130,206	130,740		141,722
CURRENT LIABILITIES:
Accounts payable		3,115	3,115		1,103
Due to related parties		5,024	1,953		121
Accrued and other liabilities		724	574		752
Total current liabilities		16,026	12,870		11,200
NON-CURRENT LIABILITIES:
Promissory note		2,500	2,500		2,500
Total non-current liabilities		67,130	69,117		75,956
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,277,893 shares issued and outstanding at each of December 31, 2016 and March 31, 2017, respectively and 18,244,671 at December 31, 2015)		18	18		18
Additional paid-in capital		70,123	70,123		70,123
Accumulated deficit		(23,091)	(21,388)		(15,575)
Total stockholders' equity		47,050	48,753	$ 55,641	54,566		$ 53,901	$ 54,320
Total liabilities and stockholders' equity		$ 130,206	130,740		141,722
PYXIS TANKERS INC.
CURRENT ASSETS:
Cash and cash equivalents					1,967
Prepayments and other assets					2
Total current assets					1,969
NON-CURRENT ASSETS:
Restricted cash			131		2,607
Investment in subsidiaries	[1]		52,131		57,778
Total non-current assets			52,262		60,385
Total assets			52,262		62,354
CURRENT LIABILITIES:
Accounts payable			105		226
Due to related parties			822		4,909
Accrued and other liabilities			82		153
Total current liabilities			1,009		5,288
NON-CURRENT LIABILITIES:
Promissory note			2,500		2,500
Total non-current liabilities			2,500		2,500
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,277,893 shares issued and outstanding at each of December 31, 2016 and March 31, 2017, respectively and 18,244,671 at December 31, 2015)			18		18
Additional paid-in capital			70,123		70,123
Accumulated deficit			(21,388)		(15,575)
Total stockholders' equity			48,753		54,566	$ 52,653
Total liabilities and stockholders' equity			$ 52,262		$ 62,354

[1]	Eliminated in consolidation